EBP Plan Assets (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Maximum percentage of total stock portfolio invested in the common stock of any one corporation	5.00%
Maximum percentage of portfolio invested in fixed income securities of any one issuer with exception of bond index funds and U. S. government guaranteed and agency securities	5.00%
Each investment manager responsibility to manage the plans' funds, minimum	1.00%
Each investment manager responsibility to manage the plans' funds, maximum	15.00%
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount	$ 0	0
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount	0	0
Equities - International small cap [Member] | Commingled investment funds - equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Maximum Percentage In Emerging Markets	15.00%
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Maximum Time Span To Require Redemption Fee	180 days
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Redemption Fee	1.50%
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Notice Period	10 days
Equities - Emerging markets value [Member] | Commingled investment funds - equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Notice Period	10 days
Equities - Emerging markets growth [Member] | Commingled investment funds - equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Notice Period	15 days
Equities - International developed markets large cap value [Member] | Commingled investment funds - equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Notice Period	10 days
Fixed income - Corporate bonds [Member] | Commingled investment funds - fixed income [Member]
Defined Benefit Plan Disclosure [Line Items]
Maximum allocation to BBB rated securities	10.00%
Target approximate duration in years	20 years
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of active investment managers managing plan funds	10
Number of passive investment managers managing plan funds	1
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount	0
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount	0
Fair values of plan assets
Total assets at fair value	1,293	1,241	1,071
Pension Benefits [Member] | Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets target allocation range, minimum	54.00%
Plan assets target allocation range, maximum	66.00%
Pension Benefits [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets target allocation range, minimum	36.00%
Plan assets target allocation range, maximum	44.00%
Weighted average duration of fixed income security portfolio1	6 years	6 years
Pension Benefits [Member] | U.S. equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets target allocation range, minimum	37.00%
Plan assets target allocation range, maximum	45.00%
Pension Benefits [Member] | International equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets target allocation range, minimum	17.00%
Plan assets target allocation range, maximum	21.00%
Pension Benefits [Member] | Cash management fund [Member]
Fair values of plan assets
Total assets at fair value	25	23
Pension Benefits [Member] | U.S. large cap [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	221	211
Pension Benefits [Member] | U.S. small cap [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	139	146
Pension Benefits [Member] | International developed markets large cap growth [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	60	59
Pension Benefits [Member] | Preferred stock [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value		2
Pension Benefits [Member] | Equities - U.S. large cap [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	189	179
Pension Benefits [Member] | Equities - International small cap [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	24	24
Pension Benefits [Member] | Equities - Emerging markets value [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	27	34
Pension Benefits [Member] | Equities - Emerging markets growth [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	19	19
Pension Benefits [Member] | Equities - International developed markets large cap value [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	101	100
Pension Benefits [Member] | Fixed income - Corporate bonds [Member] | Commingled investment funds - fixed income [Member]
Fair values of plan assets
Total assets at fair value	163	140
Pension Benefits [Member] | U.S. Treasury securities [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	31	30
Pension Benefits [Member] | Mortgage-backed securities [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	65	67
Pension Benefits [Member] | Corporate bonds [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	222	200
Pension Benefits [Member] | Insurance company investment contracts and other [Member]
Fair values of plan assets
Total assets at fair value	7	7
Pension Benefits [Member] | Level 1 [Member]
Fair values of plan assets
Total assets at fair value	416	412
Pension Benefits [Member] | Level 1 [Member] | Cash management fund [Member]
Fair values of plan assets
Total assets at fair value	25	23
Pension Benefits [Member] | Level 1 [Member] | U.S. large cap [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	221	211
Pension Benefits [Member] | Level 1 [Member] | U.S. small cap [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	139	146
Pension Benefits [Member] | Level 1 [Member] | International developed markets large cap growth [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 1 [Member] | Preferred stock [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value		2
Pension Benefits [Member] | Level 1 [Member] | Equities - U.S. large cap [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 1 [Member] | Equities - International small cap [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 1 [Member] | Equities - Emerging markets value [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 1 [Member] | Equities - Emerging markets growth [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 1 [Member] | Equities - International developed markets large cap value [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 1 [Member] | Fixed income - Corporate bonds [Member] | Commingled investment funds - fixed income [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 1 [Member] | U.S. Treasury securities [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	31	30
Pension Benefits [Member] | Level 1 [Member] | Mortgage-backed securities [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 1 [Member] | Corporate bonds [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 1 [Member] | Insurance company investment contracts and other [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 2 [Member]
Fair values of plan assets
Total assets at fair value	877	829
Pension Benefits [Member] | Level 2 [Member] | Cash management fund [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 2 [Member] | U.S. large cap [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 2 [Member] | U.S. small cap [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 2 [Member] | International developed markets large cap growth [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	60	59
Pension Benefits [Member] | Level 2 [Member] | Preferred stock [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value		0
Pension Benefits [Member] | Level 2 [Member] | Equities - U.S. large cap [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	189	179
Pension Benefits [Member] | Level 2 [Member] | Equities - International small cap [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	24	24
Pension Benefits [Member] | Level 2 [Member] | Equities - Emerging markets value [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	27	34
Pension Benefits [Member] | Level 2 [Member] | Equities - Emerging markets growth [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	19	19
Pension Benefits [Member] | Level 2 [Member] | Equities - International developed markets large cap value [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	101	100
Pension Benefits [Member] | Level 2 [Member] | Fixed income - Corporate bonds [Member] | Commingled investment funds - fixed income [Member]
Fair values of plan assets
Total assets at fair value	163	140
Pension Benefits [Member] | Level 2 [Member] | U.S. Treasury securities [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 2 [Member] | Mortgage-backed securities [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	65	67
Pension Benefits [Member] | Level 2 [Member] | Corporate bonds [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	222	200
Pension Benefits [Member] | Level 2 [Member] | Insurance company investment contracts and other [Member]
Fair values of plan assets
Total assets at fair value	7	7
Pension Benefits [Member] | Level 3 [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 3 [Member] | Cash management fund [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 3 [Member] | U.S. large cap [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 3 [Member] | U.S. small cap [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 3 [Member] | International developed markets large cap growth [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 3 [Member] | Preferred stock [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value		0
Pension Benefits [Member] | Level 3 [Member] | Equities - U.S. large cap [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 3 [Member] | Equities - International small cap [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 3 [Member] | Equities - Emerging markets value [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 3 [Member] | Equities - Emerging markets growth [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 3 [Member] | Equities - International developed markets large cap value [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 3 [Member] | Fixed income - Corporate bonds [Member] | Commingled investment funds - fixed income [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 3 [Member] | U.S. Treasury securities [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 3 [Member] | Mortgage-backed securities [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 3 [Member] | Corporate bonds [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 3 [Member] | Insurance company investment contracts and other [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Proportion of assets subjected to income tax	38.00%
Number of active investment managers managing plan funds	4
Number of passive investment managers managing plan funds	1
Fair values of plan assets
Total assets at fair value	208	201	175
Other Postretirement Benefits [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average duration of fixed income security portfolio1	5 years	5 years
Other Postretirement Benefits [Member] | Cash management fund [Member]
Fair values of plan assets
Total assets at fair value	13	13
Other Postretirement Benefits [Member] | U.S. large cap [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	53	52
Other Postretirement Benefits [Member] | U.S. small cap [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	28	29
Other Postretirement Benefits [Member] | International developed markets large cap growth [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	15	15
Other Postretirement Benefits [Member] | Emerging markets growth [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	3	2
Other Postretirement Benefits [Member] | Equities - U.S. large cap [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	19	18
Other Postretirement Benefits [Member] | Equities - International small cap [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	2	2
Other Postretirement Benefits [Member] | Equities - Emerging markets value [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	3	4
Other Postretirement Benefits [Member] | Equities - Emerging markets growth [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	2	2
Other Postretirement Benefits [Member] | Equities - International developed markets large cap value [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	10	10
Other Postretirement Benefits [Member] | Fixed income - Corporate bonds [Member] | Commingled investment funds - fixed income [Member]
Fair values of plan assets
Total assets at fair value	16	14
Other Postretirement Benefits [Member] | U.S. Treasury securities [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	3	3
Other Postretirement Benefits [Member] | Government and municipal bonds [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	11	10
Other Postretirement Benefits [Member] | Mortgage-backed securities [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	7	7
Other Postretirement Benefits [Member] | Corporate bonds [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	23	20
Other Postretirement Benefits [Member] | Level 1 [Member]
Fair values of plan assets
Total assets at fair value	98	98
Other Postretirement Benefits [Member] | Level 1 [Member] | Cash management fund [Member]
Fair values of plan assets
Total assets at fair value	13	13
Other Postretirement Benefits [Member] | Level 1 [Member] | U.S. large cap [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	53	52
Other Postretirement Benefits [Member] | Level 1 [Member] | U.S. small cap [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	28	29
Other Postretirement Benefits [Member] | Level 1 [Member] | International developed markets large cap growth [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 1 [Member] | Emerging markets growth [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	1	1
Other Postretirement Benefits [Member] | Level 1 [Member] | Equities - U.S. large cap [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 1 [Member] | Equities - International small cap [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 1 [Member] | Equities - Emerging markets value [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 1 [Member] | Equities - Emerging markets growth [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 1 [Member] | Equities - International developed markets large cap value [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 1 [Member] | Fixed income - Corporate bonds [Member] | Commingled investment funds - fixed income [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 1 [Member] | U.S. Treasury securities [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	3	3
Other Postretirement Benefits [Member] | Level 1 [Member] | Government and municipal bonds [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 1 [Member] | Mortgage-backed securities [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 1 [Member] | Corporate bonds [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 2 [Member]
Fair values of plan assets
Total assets at fair value	110	103
Other Postretirement Benefits [Member] | Level 2 [Member] | Cash management fund [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 2 [Member] | U.S. large cap [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 2 [Member] | U.S. small cap [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 2 [Member] | International developed markets large cap growth [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	15	15
Other Postretirement Benefits [Member] | Level 2 [Member] | Emerging markets growth [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	2	1
Other Postretirement Benefits [Member] | Level 2 [Member] | Equities - U.S. large cap [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	19	18
Other Postretirement Benefits [Member] | Level 2 [Member] | Equities - International small cap [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	2	2
Other Postretirement Benefits [Member] | Level 2 [Member] | Equities - Emerging markets value [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	3	4
Other Postretirement Benefits [Member] | Level 2 [Member] | Equities - Emerging markets growth [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	2	2
Other Postretirement Benefits [Member] | Level 2 [Member] | Equities - International developed markets large cap value [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	10	10
Other Postretirement Benefits [Member] | Level 2 [Member] | Fixed income - Corporate bonds [Member] | Commingled investment funds - fixed income [Member]
Fair values of plan assets
Total assets at fair value	16	14
Other Postretirement Benefits [Member] | Level 2 [Member] | U.S. Treasury securities [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 2 [Member] | Government and municipal bonds [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	11	10
Other Postretirement Benefits [Member] | Level 2 [Member] | Mortgage-backed securities [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	7	7
Other Postretirement Benefits [Member] | Level 2 [Member] | Corporate bonds [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	23	20
Other Postretirement Benefits [Member] | Level 3 [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 3 [Member] | Cash management fund [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 3 [Member] | U.S. large cap [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 3 [Member] | U.S. small cap [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 3 [Member] | International developed markets large cap growth [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 3 [Member] | Emerging markets growth [Member] | Equity securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 3 [Member] | Equities - U.S. large cap [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 3 [Member] | Equities - International small cap [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 3 [Member] | Equities - Emerging markets value [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 3 [Member] | Equities - Emerging markets growth [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 3 [Member] | Equities - International developed markets large cap value [Member] | Commingled investment funds - equities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 3 [Member] | Fixed income - Corporate bonds [Member] | Commingled investment funds - fixed income [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 3 [Member] | U.S. Treasury securities [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 3 [Member] | Government and municipal bonds [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 3 [Member] | Mortgage-backed securities [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 3 [Member] | Corporate bonds [Member] | Fixed income securities [Member]
Fair values of plan assets
Total assets at fair value	$ 0	0